Document and Entity Information	Aug. 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 09, 2024
Entity Registrant Name	Quanta Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-13831
Entity Tax Identification Number	74-2851603
Entity Address Address Line 1	2727 North Loop West
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77008
City Area Code	713
Local Phone Number	629-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	PWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001050915